Fees Summary	Feb. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,200,000
Previously Paid Amount	0.00
Total Fee Amount	183.72
Total Offset Amount	0.00
Net Fee	183.72
Narrative - Max Aggregate Offering Price	$ 1,200,000
Final Prospectus	true